Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2024
Concentrations of Credit Risk [Abstract]
Concentrations of Credit Risk

(22) Concentrations of Credit Risk

Concentration risks

Customers accounting for 10% or more of total net revenues excluding estimated renewal commissions are as follows:

	Year ended December 31,
	2022	% of sales	2023	% of sales	2024	% of sales
	RMB		RMB		RMB
Sinatay Life Insurance Co., Ltd. (“Sinatay”)	497,143	19.6%	438,026	15.3%	177,868	9.8
Aeon Life Insurance Co., Ltd. (“Aeon”).	*	*	295,217	10.3%	*	*
Ping An Property & Casualty Insurance Company of China, Ltd. （“Ping An”)	*	*	*	*	175,205	9.7
Subtotal	497,143	19.6%	733,243	25.6%	353,073	19.5

*	represented less than 10% of total net revenues for the year.

Customers which accounted for 10% or more of gross accounts receivable excluding estimated renewal commissions are as follows:

	As of December 31,
	2023	%	2024	%
	RMB		RMB
Sinatay	57,119	14.7%	29,567	13.5%
Greatwall Life Insurance Co., Ltd	63,455	16.3%	*	*
Fanhua RONS	*	*	29,063	13.3%
Subtotal	120,574	31.0%	58,630	26.8%

*	represented less than 10% of accounts receivable as of the year end.

The Group performs ongoing credit evaluations of its customers and generally does not require collateral on accounts receivable.

The Group places its cash and cash equivalents and short-term investments with financial institutions with low credit risk.